Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

6. Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,503,929,018	$1,303,237,495
Amounts allocated to withdrawing participants	(340,894)	(352,280)
Net assets available for benefits per the Form 5500	$1,503,588,124	$1,302,885,215

The following is a reconciliation of net increase per the financial statements to the Form 5500:

Year Ended December 31, 2025
Total net increase per the financial statements	$200,691,523
Amounts allocated to withdrawing participants at December 31, 2024	352,280
Amounts allocated to withdrawing participants at December 31, 2025	(340,894)
Total net increase per the Form 5500	$200,702,909